Annual Total Returns - Fidelity Infrastructure Fund [BarChart] - 10.31 Fidelity Infrastructure Fund PRO-03 - Fidelity Infrastructure Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2019
Fidelity Infrastructure Fund
Bar Chart Table:
Annual Return 2020	12.80%